Income Tax (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Income Tax (Details) [Line Items]
Income or capital gain	10.00%
Operating losses term	5 years
Worldwide income uniform tax rate	25.00%
Income tax dividends distributed	10.00%
Deferred tax assets (in Dollars)	$ 221,195	$ 129,034
Hong Kong [Member]
Income Tax (Details) [Line Items]
Tax laws description	Under the tax laws of Hong Kong, AGM Technology and AGM Defi Tech is subject to tax at 16.5% on the assessable profits arising in or derived from Hong Kong or 8.25% if the net profit under $2,000,000 for 2019 and beyond, and allowed to offset their future tax taxable income with taxable operating losses with carried forward indefinitely.
China [Member]
Income Tax (Details) [Line Items]
China income tax rate	25.00%
AGM Beijing [Member]
Income Tax (Details) [Line Items]
China statutory tax rate	25.00%
AGM Tianjin [Member]
Income Tax (Details) [Line Items]
China statutory tax rate	25.00%
Nanjing Lucun [Member]
Income Tax (Details) [Line Items]
China statutory tax rate	25.00%
Beijing Keen Sense [Member]
Income Tax (Details) [Line Items]
China statutory tax rate	25.00%